Related parties (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2013 Members of the Executive Board CHF	Dec. 31, 2012 Members of the Executive Board CHF member	Dec. 31, 2011 Members of the Executive Board CHF	Dec. 31, 2013 Members of the Executive Board USD ($) year member	Dec. 31, 2013 Members of the Board of Directors CHF member	Dec. 31, 2012 Members of the Board of Directors CHF member	Dec. 31, 2011 Members of the Board of Directors CHF	Dec. 31, 2013 Loans made by Group or any of its subsidiaries to equity method investees CHF	Dec. 31, 2012 Loans made by Group or any of its subsidiaries to equity method investees CHF	Dec. 31, 2011 Loans made by Group or any of its subsidiaries to equity method investees CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2013 Bank Members of the Executive Board CHF member	Dec. 31, 2012 Bank Members of the Executive Board CHF member	Dec. 31, 2011 Bank Members of the Executive Board CHF	Dec. 31, 2013 Bank Members of the Board of Directors CHF member	Dec. 31, 2012 Bank Members of the Board of Directors CHF member	Dec. 31, 2011 Bank Members of the Board of Directors CHF
Activity in loans to related parties
Balance at beginning of period	8	22	18		41	34	35	12	13	45	6,770	7,894	8	22	18	41	33	34
Additions	4	3	5		16	12	2						4	3	5	16	13	2
Reductions	(2)	(17)	(1)		(2)	(5)	(3)						(2)	(17)	(1)	(2)	(5)	(3)
Net borrowings/(repayments)								(2)	(1)	(32)
Balance at end of period	10	8	22		55	41	34	10	12	13	6,770	7,894	10	8	22	55	41	33
Loans to members of the Executive Board, number of members		3		4									4	3
Loans to members of the Board of Directors, number of members					5	5										5	5
Loans to members of the Executive Board, term (in years)				10
Highest loan outstanding with an individual Executive Board member				$ 5